Accounts Receivable, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Allowance for expected credit losses	$ 214,416	$ 143,101	$ 808,274	$ 211,050	$ 217,475